Related Party Transactions (Details) - USD ($)						3 Months Ended		6 Months Ended		10 Months Ended		12 Months Ended
	Mar. 28, 2023	Mar. 23, 2023	Feb. 10, 2023	Oct. 28, 2022	Oct. 25, 2022	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2022		Dec. 31, 2023		May 31, 2024	Jul. 15, 2022
Related Party Transactions [Line Items]
Cancelled shares								187,500
Share outstanding percentage						20.00%		20.00%
Common stock equal or exceed price per share (in Dollars per share)						$ 12.5		$ 12.5
Loan amount (in Dollars)								$ 1,151,000				$ 1,151,000
Private units								115,100				115,100
Number of warrants issued						343,125		343,125				343,125
Non-interest bearing unsecured						1		1						1
Unsecured promissory note (in Dollars)						$ 575,000		$ 575,000						$ 657,700
Promissory notes as extension loans (in Dollars)						575,000		575,000
Loan amount (in Dollars)															$ 500,000
Working capital (in Dollars)												$ 382,204
General and administrative services fee (in Dollars)	$ 10,000	$ 10,000
Agreed to forfeit												187,500
Exceeds price per share (in Dollars per share)												$ 12.5
Promissory Notes [Member]
Related Party Transactions [Line Items]
Working capital (in Dollars)								597,700
Administrative Service [Member]
Related Party Transactions [Line Items]
Accrued administrative service expenses (in Dollars)						30,000		60,000	$ 30,000
Fee payable (in Dollars)						150,000		150,000				90,000
Accrued administrative service expenses (in Dollars)												90,000
Space Frontier Investment Holding Limited [Member]
Related Party Transactions [Line Items]
Number of shares				420,000
Shares issued	420,000
Fen Zhang [Member]
Related Party Transactions [Line Items]
Number of shares				350,000
Shares issued	350,000
Sponsor [Member]
Related Party Transactions [Line Items]
Payment for loan (in Dollars)								597,700
Related Party [Member]
Related Party Transactions [Line Items]
Promissory notes due to related parties (in Dollars)										$ 295,000
Accrued administrative service expenses (in Dollars)						$ 150,000		$ 150,000				$ 90,000
Sponsor [Member]
Related Party Transactions [Line Items]
Aggregate purchase price (in Dollars)					$ 25,000
Purchase price of shares issued (in Dollars)					$ 25,000
Working Capital Units [Member]
Related Party Transactions [Line Items]
Exceeds price per share (in Dollars per share)						$ 10		$ 10				$ 10
Working Capital Rights [Member]
Related Party Transactions [Line Items]
Number of warrants issued						115,100		115,100
Aggregate share												115,100
Working Capital Warrants [Member]
Related Party Transactions [Line Items]
Number of warrants issued						115,100		115,100
Warrants shares												115,100
Initial Shareholders [Member]
Related Party Transactions [Line Items]
Initial Shareholders percentage												20.00%
Director [Member]
Related Party Transactions [Line Items]
Number of shares				10,000
Shares issued	10,000
Common Class B [Member]
Related Party Transactions [Line Items]
Number of shares					2,156,250
Cancelled shares			718,750					718,750
Common stock, shares issued					2,156,250	1,437,500		1,437,500		1,437,500	[1]	1,437,500	[1]
Shares outstanding						1,437,500		1,437,500		1,437,500	[1]	1,437,500	[1]
Issuance of common stock					2,156,250
Shares held			718,750
Cancellation of ordinary shares			718,750									718,750
Shares issued										1,437,500		1,437,500

[1]	As of December 31, 2022, this number includes an aggregate of up to 187,500 shares of Class B ordinary shares subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriters (see Note 5). On March 28, 2023, the over-allotment option was fully exercised.